UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21705

Nuveen Tax-Advantaged Floating Rate Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	6/30
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Floating Rate Fund (JFP)
September 30, 2011

Shares	Description (1)	Coupon			Ratings (2)	Value
	Preferred Securities – 81.9% (82.4% of Total Investments)
	Capital Markets – 7.6%
65,800	Goldman Sachs Group Inc.	4.000%	(5)		Baa2	$ 1,196,244
1,800	Goldman Sachs Group Inc.	1.002%	(5)		Baa2	33,354
73,199	Morgan Stanley, Series 2006A	4.000%	(5)		BB+	1,160,204
	Total Capital Markets					2,389,802
	Commercial Banks – 59.4%
9,000	ABN AMRO North America Capital Funding, 144A	6.968%	(5)		BB+	5,014,688
7,000	City National Bancshares Corporation, Series F, 144A, (MMB), (4)	8.533%	(5)		N/R	276,896
10,000	Elmira Savings Bank, 144A, (MMB), (4)	8.998%	(5)		N/R	7,503,880
10,000	First Bank of Oak Park Corporation, Series 2005A, 144A, (MMB), (3), (4)	3.090%	(5)		N/R	25,000
55,600	HSBC USA Inc.	4.500%	(5)		A	1,264,344
5,000	MidCarolina Financial Corporation, Series 144A, (MMB), (4)	8.342%	(5)		N/R	2,283,074
10,000	Pedcor Bancorp., 144A, (MMB), (4)	3.970%	(5)		N/R	380,000
5,000	Pedcor Financial Bancorp., 144A, (MMB), (3), (4)	3.970%	(5)		N/R	190,000
5,000	Regent Bancorp Inc., Series A, 144A, (MMB), (3), (4)	8.481%	(5)		N/R	206,566
10,000	Rogers Bancshares Inc., 144A Series A, (MMB), (3), (4)	4.300%	(5)		N/R	380,000
10,000	Shorebank Corporation, Series 144A, (MMB), (3), (4)	4.110%	(5)		N/R	25,000
800	Societe Generale Capital II, 144A	1.270%	(5)		BBB+	753,000
15,700	SunTrust Bank Inc.	4.000%	(5)		Ba1	326,560
10,000	Vineyard National Bancorp. Series C, 144A, (MMB), (3), (4)	4.050%	(5)		N/R	—
	Total Commercial Banks					18,629,008
	Diversified Financial Services – 0.1%
10,000	Blossman Bancshares, Inc., 144A, (MMB), (3), (4)	8.730%	(5)		N/R	25,000
	Insurance – 4.7%
62,600	MetLife Inc., Series A	4.000%	(5)		Baa2	1,477,360
	Thrifts & Mortgage Finance – 10.1%
5,000	RMG Capital Corporation, 144A, (MMB), (3), (4)	4.320%	(5)		N/R	3,181,949
	Total Preferred Securities (cost $115,865,665)					25,703,119

Principal
Amount (000)/
Shares	Description (1)	Coupon		Maturity	Ratings (2)	Value
	Capital Preferred Securities – 16.2% (16.2% of Total Investments)
	Capital Markets – 0.3%
100	State Street Capital Trust	8.250%	(5)	3/15/11	BBB+	$ 100,005
	Commercial Banks – 10.4%
900	Societe Generale, 144A	1.051%	(5)	12/31/49	BBB+	587,043
2	U.S. Bancorp.	3.500%	(5)	4/15/61	A3	1,362,000
1,600	Wachovia Capital Trust III	5.570%	(5)	3/15/42	A-	1,312,000
2,502	Total Commercial Banks					3,261,043
	Insurance – 5.3%
2,000	Aegon N.V. Perpetual Capital Securities	2.628%	(5)	7/15/49	Baa1	931,700
1,500	AXA SA	3.675%	(5)	8/06/49	A3	720,000
3,500	Total Insurance					1,651,700
	Thrifts & Mortgage Finance – 0.2%
5,378	MM Community Funding Trust XVIII Limited, Class D, (3), (4)	2.160%	(5)	12/26/39	N/R	53,785
11,480	Total Capital Preferred Securities (cost $11,157,032)					5,066,533

Principal
Amount (000)	Description (1)	Coupon		Maturity		Value
	Short-Term Investments – 1.4% (1.4% of Total Investments)
$ 447	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $446,571, collateralized by $435,000 U.S. Treasury Notes, 1.875%, due 10/31/17, value $455,663	0.010%		10/03/11		$ 446,571
	Total Short-Term Investments (cost $446,571)					446,571
	Total Investments (cost $127,469,268) – 99.5%					31,216,223
	Other Assets Less Liabilities – 0.5%					157,250
	Net Assets – 100%					$ 31,373,473

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1		Level 2		Level 3	Total
	Investments:
	Preferred Securities	$ 5,458,066	$ 5,767,688		$ 14,477,365	$ 25,703,119
	Capital Preferred Securities	1,362,000	3,650,748		53,785	5,066,533
	Short-Term Investments	—	446,571		—	446,571
	Total	$ 6,820,066	$ 9,865,007		$ 14,531,150	$ 31,216,223

	The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

					Level 3
				Level 3	Capital
				Preferred	Preferred	Level 3
				Securities	Securities	Total
	Balance at the beginning of period			$ 17,443,755	$ 53,499	$ 17,497,254
	Gains (losses):
	Net realized gains (losses)			—	—	—
	Net change in unrealized appreciation (depreciation)			(2,966,390)	—	(2,966,390)
	Purchases at cost			—	286	286
	Sales at proceeds			—	—	—
	Net discounts (premiums)			—	—	—
	Transfers in to			—	—	—
	Transfers out of			—	—	—
	Balance at the end of period			$ 14,477,365	$ 53,785	$ 14,531,150

	During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $127,469,268.

	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

	Gross unrealized:
	Appreciation					$ 75,631
	Depreciation					(96,328,676)

	Net unrealized appreciation (depreciation) of investments					$ (96,253,045)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)

Security has a floating rate coupon, which is periodically reset based on a fixed percentage rate above a predetermined index or benchmark. The coupon rate disclosed is that in effect at the end of the reporting period.

N/R	Not rated.

(MMB)	Middle Market Bank.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Floating Rate Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011